Investments in securities - Summary of Investments in Securities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Investments In Securities [Line Items]
Investments in securities	$ 1,557	$ 2,255
At fair value
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,518	2,218
At fair value | Measured by reference to prices in active markets for identical assets
Disclosure Of Investments In Securities [Line Items]
Investments in securities	580	1,197
At fair value | Measured by reference to other observable inputs
Disclosure Of Investments In Securities [Line Items]
Investments in securities	70	95
At fair value | Measured using more than an insignificant proportion of unobservable inputs
Disclosure Of Investments In Securities [Line Items]
Investments in securities	868	926
At cost
Disclosure Of Investments In Securities [Line Items]
Investments in securities	39	37
Equities
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,079	1,104
Equity securities at fair value through other comprehensive income	1,079	1,104
Debt securities
Disclosure Of Investments In Securities [Line Items]
Investments in securities	478	1,151
Equity securities at fair value through other comprehensive income	399	1,017
Equity securities at fair value through profit or loss	40	97
Debt securities at amortised cost	$ 39	$ 37